-----------------------------
                                                   OMB APPROVAL
                                                   -----------------------------
                                                   OMB Number: 3235-0570

                                                   Expires: October 31, 2006

                                                   Estimated average burden
                                                   hours per response: 19.3
                                                   -----------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number    811-09815
                                   ------------------------------------


                               The Arbitrage Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


  650 Fifth Avenue                New York, New York                 10019
--------------------------------------------------------------------------------
       (Address of principal executive offices)                   (Zip code)

                                 John S. Orrico

 Water Island Capital, LLC      650 Fifth Avenue New York,      New York 10019
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 259-2655
                                                     ----------------------

Date of fiscal year end:         May 31, 2005
                          -----------------------------------

Date of reporting period:        May 31, 2005
                          -----------------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.


                               [GRAPHIC OMITTED]

                               THE ARBITRAGE FUND

                        A SERIES OF THE ARBITRAGE FUNDS

                                650 Fifth Avenue
                            New York, New York 10019









                                 ANNUAL REPORT
                                  MAY 31, 2005









                               WWW.THEARBFUND.COM

                               [GRAPHIC OMITTED]

                               THE ARBITRAGE FUND

                           Water Island Capital, LLC
                                650 Fifth Avenue
                            New York, New York 10019
                                      ----
                      TEL: 212.259.2656 FAX: 212.259.2698

June 15, 2005

Dear Shareholder:

The Arbitrage Fund runs on a May 31 fiscal year. Accordingly, we are pleased to enclose this year's Annual Report covering the period from June 1, 2004 through May 31, 2005. As we have done in the past, we would like to take this opportunity to review some of the key elements affecting the merger arbitrage market today and share with you our outlook going forward.

Over the last 12 months, the merger arbitrage market has experienced a seismic shift from limited dealflow in the US (or abroad for that matter) to what can aptly be described as a global wave of dealflow following the conclusion of last year's presidential election and the dramatic increase in economic activity in places such as Australia and China.

SOMETHING OLD AND SOMETHING NEW

A wise man once observed "it's always darkest before the dawn" and the merger market is no different. As new pent up dealflow overwhelmed the small stable of existing transactions with thin spreads, arbitrage capital flowed out of those thin pre-existing deals and into newer deals with better spreads. Better spreads ("profit margins") helped not just by increased deal volume but also in no small measure by the rising short term interest rates on which spreads are based. The result has been some dislocation in the market as spreads on old deals widened as capital flowed out of the old and into the new. This reallocation of arbitrage capital has resulted in a slight midyear reduction in the Fund's NAV.

We call this movement out of the old and into the new a dislocation and not a decline for good reason. Far from being a negative or leading to an overall decline, wider spreads fueled by the combined effect of stronger dealflow and higher short term rates are a positive, creating excellent profit opportunities for merger arbitrageurs, the sorts of which we have not seen since the last peak in the merger cycle back in 1998-2000. While not easy to predict, and always subject to the macro or geopolitical risks any portfolio is subject to, we believe we are in the early stages of a return to such peak levels. In the shorter term, we have experienced a little of that dark before the dawn.

Consequently, our portfolio holds a broad array of deals well diversified by industry and geography. The portfolio is filled with wide spreads that we expect will generate positive and competitive returns as they close over the weeks and months ahead.

On behalf of the entire team here at Water Island, I would like to tell you that we are committed to maximizing risk adjusted returns in every way prudently possible. We strive to see the Fund's performance return to the levels of prior years, and see the opportunity to do so.

When we look around at our peers in the arbitrage/hedge fund community attempting to cope with the impact of increased interest expense on their borrowed money and as we observe some of the public fund alternatives such as high yield and REITs struggling to sustain their record highs, we feel very comfortable with the prospects for our strategy on both an absolute and relative basis.

We thank  you for your  commitment  and,  as  always,  we  welcome  your  calls.

Sincerely,

/s/ John S. Orrico

John S. Orrico, CFA
Portfolio Manager
President, Water Island Capital, LLC

           COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT
               IN THE ARBITRAGE FUND(A) VERSUS THE S&P 500 INDEX


                               [GRAPHIC OMITTED]

             The Arbitrage Fund                            S&P 500 Index
             ------------------                            -------------
      09/17/00                  10,000            09/17/00                10,000
      11/30/00      -1.80%       9,820            11/30/00    -10.08%      8,992
      02/28/01      28.88%      12,656            02/28/01     -5.43%      8,504
      05/31/01      -7.61%      11,693            05/31/01      1.62%      8,641
      08/31/01      -7.38%      10,831            08/31/01     -9.44%      7,826
      11/30/01      -0.83%      10,740            11/30/01      0.86%      7,893
      02/28/02       5.52%      11,333            02/28/02     -2.51%      7,695
      05/31/02       2.29%      11,592            05/31/02     -3.25%      7,445
      08/31/02       3.13%      11,955            08/31/02    -13.80%      6,417
    11/30/2002      -0.26%      11,924          11/30/2002      2.68%      6,590
     2/28/2003       3.89%      12,180           2/28/2003     -9.72%      5,949
     5/31/2003       2.01%      12,799           5/31/2003     15.05%      6,845
     8/31/2003       1.64%      13,008           8/31/2003      5.07%      7,192
    11/30/2003       5.73%      13,753          11/30/2003      5.46%      7,584
     2/29/2004       3.30%      14,207           2/29/2004      8.67%      8,241
     5/31/2004      -3.91%      13,651           5/31/2004     -1.72%      8,099
     8/31/2004      -3.75%      13,139           8/31/2004     -1.03%      8,016
    11/30/2004       3.57%      13,608          11/30/2004      6.78%      8,559
     2/28/2005       0.84%      13,722           2/28/2005      3.01%      8,816
     5/31/2005      -1.57%      13,506           5/31/2005     -0.57%      8,766



                                             AVERAGE ANNUAL TOTAL RETURNS(B)
                                            (FOR PERIODS ENDED MAY 31, 2005)

                                               1 YEAR     SINCE INCEPTION
                                              ---------  -----------------
         The Arbitrage Fund - Class R          (1.07%)       6.60% (c)
         The Arbitrage Fund - Class I          (0.82%)       0.32% (d)
         Standard & Poor's 500 Index            8.24%       (2.76%)(c)


     (a) The line graph above represents performance of Class R shares only, which will vary from the performance of Class I shares based on the difference in fees paid by shareholders in the different classes.
     (b) The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
     (c) Represents the period from the commencement of operations of Class R shares (September 17, 2000) through May 31, 2005.
     (d) Represents the period from the commencement of operations of Class I shares (October 17, 2003) through May 31, 2005.

                               THE ARBITRAGE FUND
                             Portfolio Information
                            May 31, 2005 (Unaudited)
================================================================================


ASSET ALLOCATION (as a percentage of net assets)
--------------------------------------------------------------------------------

                                     Common Stocks - 93.75%
                                     Real Estate Investment Trusts - 0.42%
    [GRAPHIC OMITTED]                Equity Swaps - 4.56%
                                     Other - 1.27%

                               THE ARBITRAGE FUND
                      Statement of Assets and Liabilities
                                  May 31, 2005
================================================================================
ASSETS
  Investments in securities:
    At acquisition cost                                           $219,697,605
                                                                  ============
    At value (Note 1)                                             $228,111,421
  Cash                                                                  31,726
  Cash denominated in foreign currency (a) (Note 6)                    215,823
  Deposits with brokers for securities sold short (Note 1)          84,108,343
  Dividends and interest receivable                                    356,412
  Receivable for investment securities sold                          7,590,451
  Receivable for capital shares sold                                   107,002
  Net unrealized appreciation on forward foreign currency            1,175,034
    exchange contracts (Note 9)
  Other assets                                                          49,991
                                                                  ------------
      Total Assets                                                 321,746,203
                                                                  ------------
LIABILITIES
  Written options, at value (Notes 1 and 4) (premiums
    received $463,871)                                                 608,602
  Securities sold short, at value (Note 1) (proceeds
    $78,769,029)                                                    82,130,279
  Payable for investment securities purchased                        9,621,945
  Payable for capital shares redeemed                                  461,354
  Dividends payable on securities sold short (Note 1)                   59,429
  Payable to Adviser (Note 3)                                          271,159
  Payable to Administrator (Note 3)                                     34,500
  Other accrued expenses and liabilities                               107,114
                                                                  ------------
    Total Liabilities                                               93,294,382
                                                                  ------------
NET ASSETS                                                        $228,451,821
                                                                  ============
NET ASSETS CONSIST OF:
Paid-in capital                                                   $237,861,823
Accumulated net realized losses on security transactions
  and option contracts                                             (15,485,917)
Net unrealized appreciation (depreciation) on:
  Investments                                                        8,413,816
  Short positions                                                   (3,361,250)
  Written option contracts                                            (144,731)
  Translation of assets in foreign currencies                        1,168,080
                                                                  ------------
Net Assets                                                        $228,451,821
                                                                  ============

PRICING OF CLASS R SHARES
Net assets applicable to Class R shares                           $134,034,909
                                                                  ============
Shares of beneficial interest outstanding (unlimited number
  of shares authorized, no par value)                               11,282,381
                                                                  ============
Net asset value and offering price per share (b)                  $      11.88
                                                                  ============
PRICING OF CLASS I SHARES
Net assets applicable to Class I shares                           $ 94,416,912
                                                                  ============

Shares of beneficial interest outstanding (unlimited number
  of shares authorized, no par value)                                7,914,256
                                                                  ============

Net asset value and offering price per share (b)                  $      11.93
                                                                  ============


(a)  The cost of cash denominated in foreign currency is $215,821.

(b)  Redemption price varies based on length of time held (Note 1).

See accompanying notes to financial statements.

                               THE ARBITRAGE FUND
                            Statement of Operations
                        For the Year Ended May 31, 2005
================================================================================
INVESTMENT INCOME
  Dividends                                                       $  2,315,954
  Interest                                                           1,113,411
  Other (Note 8)                                                         1,358
                                                                  ------------
     Total Income                                                    3,430,723
                                                                  ------------
EXPENSES
  Investment advisory fees (Note 3)                                  4,738,991
  Dividend expense                                                     937,396
  Distribution expense, Class R (Note 3)                               463,237
  Administration fees (Note 3)                                         337,051
  Custodian and bank service fees                                      150,008
  Fund accounting fees (Note 3)                                        111,839
  Transfer agent and shareholder services fees,
    Class R (Note 3)                                                    30,708
  Transfer agent, account maintenance and shareholder
    services fees, Class I (Note 3)                                     51,140
  Registration and filing fees, Common                                  25,509
  Registration and filing fees, Class R                                 27,288
  Registration and filing fees, Class I                                 21,233
  Professional fees                                                     72,046
  Insurance expense                                                     55,651
  Postage and supplies                                                  54,337
  Trustees' fees                                                        43,008
  Compliance service fees (Note 3)                                      20,000
  Printing of shareholder reports                                       11,543
  Other expenses                                                        18,227
                                                                  ------------
    Total Expenses                                                   7,169,212
  Fees waived by the Adviser (Note 3)                                 (267,326)
  Class R expenses reimbursed by the Adviser (Note 3)                  (57,996)
  Class I expenses reimbursed by the Adviser (Note 3)                  (72,373)
                                                                  ------------
     Net Expenses                                                    6,771,517
                                                                  ------------

NET INVESTMENT LOSS                                                 (3,340,794)
                                                                  ------------

REALIZED AND UNREALIZED  GAINS (LOSSES) ON  INVESTMENTS
  AND FOREIGN  CURRENCIES (Note 6)
  Net realized gains (losses) from:
    Security transactions                                           (2,877,488)
    Option contracts                                                   867,279
    Foreign currency transactions                                     (267,246)
  Net change in unrealized appreciation/depreciation on:
    Investments                                                      2,933,375
  Short positions                                                   (3,695,496)
  Written option contracts                                              88,045
  Foreign currency translation                                       1,168,107
                                                                  ------------

NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS
   AND FOREIGN CURRENCIES                                           (1,783,424)
                                                                  ------------

NET DECREASE IN NET ASSETS FROM OPERATIONS                        $ (5,124,218)
                                                                  ============



See accompanying notes to financial statements.
6

                                         THE ARBITRAGE FUND
                                 Statements of Changes in Net Assets
==================================================================================================
                                                                      YEAR             YEAR
                                                                      ENDED            ENDED
                                                                      MAY 31,          MAY 31,
                                                                       2005             2004
--------------------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment loss                                             $ (3,340,794)    $  (4,566,037)
  Net realized gains (losses) from:
    Security transactions                                           (2,877,488)          925,201
    Option contracts                                                   867,279        10,514,976
    Foreign currency transactions                                     (267,246)              (35)
  Net change in unrealized appreciation/depreciation on:
    Investments                                                      2,933,375        (8,800,978)
    Short positions                                                 (3,695,496)        9,418,295
    Written option contracts                                            88,045           503,950
    Foreign currency translation                                     1,168,107               (27)
                                                                  ------------     -------------
Net increase (decrease) in net assets resulting from operations     (5,124,218)        7,995,345
                                                                  ------------     -------------

FROM DISTRIBUTIONS TO SHAREHOLDERS
  Distributions from net realized gains, Class R                    (7,254,491)       (7,829,264)
  Distributions from net realized gains, Class I                    (4,670,105)       (2,300,609)
                                                                  ------------     -------------
Decrease in net assets from distributions to shareholders          (11,924,596)      (10,129,873)
                                                                  ------------     -------------
FROM CAPITAL SHARE TRANSACTIONS (NOTE 5)
CLASS R
  Proceeds from shares sold                                         43,128,832       252,248,398
  Shares issued in reinvestment of distributions                     7,011,970         7,709,210
  Proceeds from redemption fees collected (Note 1)                      25,653            77,063
  Payments for shares redeemed                                    (145,366,395)     (153,665,252)
                                                                  ------------     -------------
Net increase (decrease) in net assets from
  Class R share transactions                                       (95,199,940)      106,369,419
                                                                  ------------     -------------

CLASS I
  Proceeds from shares sold                                         54,421,439       191,327,000
  Shares issued in reinvestment of distributions                     4,413,952         2,176,251
  Proceeds from redemption fees collected (Note 1)                      10,556            18,074
  Payments for shares redeemed                                    (126,968,574)      (18,812,223)
                                                                  ------------     -------------
Net increase (decrease) in net assets from
  Class I share transactions                                       (68,122,627)      174,709,102
                                                                  ------------     -------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                           (180,371,381)      278,943,993

NET ASSETS
  Beginning of year                                                408,823,202       129,879,209
                                                                  ------------     -------------
  End of year                                                     $228,451,821     $ 408,823,202
                                                                  ============     =============

Accumulated net investment loss                                   $       --       $        --
                                                                  ============     =============


See accompanying notes to financial statements.


                                                   THE ARBITRAGE FUND - CLASS R
                                                        Financial Highlights
====================================================================================================================================
                                                   SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
------------------------------------------------------------------------------------------------------------------------------------
                                                   YEAR              YEAR             YEAR             YEAR           PERIOD
                                                  ENDED              ENDED            ENDED            ENDED           ENDED
                                                  MAY 31,           MAY 31,           MAY 31,         MAY 31,         MAY 31,
                                                   2005              2004              2003            2002           2001(a)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period         $     12.52       $     12.20       $     11.19     $     11.66     $     10.00
                                               -----------       -----------       -----------     -----------     -----------

Income (loss) from investment operations:
  Net investment income (loss)                       (0.19)            (0.19)            (0.04)          (0.04)           0.22
  Net realized and unrealized gains (losses)
    on investments and foreign currencies             0.07              1.01              1.20           (0.08)           1.46
                                               -----------       -----------       -----------     -----------     -----------
Total from investment operations                     (0.12)             0.82              1.16           (0.12)           1.68
                                               -----------       -----------       -----------     -----------     -----------

Less distributions:
  From net investment income                            --                --                --              --           (0.02)
  From net realized gains                            (0.52)            (0.50)            (0.15)          (0.35)
                                               -----------       -----------       -----------     -----------     -----------
Total distributions                                  (0.52)            (0.50)            (0.15)          (0.35)          (0.02)
                                               -----------       -----------       -----------     -----------     -----------

Proceeds from redemption fees collected               0.00(b)           0.00(b)             --              --              --
                                               -----------       -----------       -----------     -----------     -----------

Net asset value at end of period               $     11.88       $     12.52       $     12.20     $     11.19     $     11.66
                                               ===========       ===========       ===========     ===========     ===========

Total return (d)                                     (1.07%)            6.66%            10.41%          (0.86%)         16.93%(c)
                                               ===========       ===========       ===========     ===========     ===========

Net assets at end of period (000's)            $   134,035       $   239,494       $   129,879     $    11,314     $     1,631
                                               ===========       ===========       ===========     ===========     ===========

Ratio of gross expenses to average
  net assets                                          2.36%             2.46%             3.00%           6.19%          51.30%(e)
Ratio of gross expenses to average net
  assets excluding dividend expense (f)               2.06%             2.01%             2.54%           5.94%             --
Ratio of net expenses to average net assets
  excluding dividend expense (f) (g)                  1.95%             1.95%             1.95%           1.94%           1.95%(e)
Ratio of net investment loss to
  average net assets:
  Before advisory fees waived and
    expenses reimbursed                              (1.27%)           (1.76%)           (1.56%)         (5.19%)        (50.05%)(e)
  After advisory fees waived and
    expenses reimbursed                              (1.16%)           (1.69%)           (0.97%)         (1.18%)         (0.70%)(e)

Portfolio turnover rate                                387%              251%              511%          2,480%          2,952%

(a) Represents the period from the commencement of operations (September 17, 2000) through May 31, 2001.

(b)  Amount rounds to less than $0.01 per share.

(c)  Not annualized.

(d) Total return is a measure of the change in the value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(e)  Annualized.

(f) Dividend expense totaled 0.30%, 0.45%, 0.46% and 0.25% of average net assets for the years ended May 31, 2005, 2004, 2003 and 2002, respectively.

(g) Ratios were determined based on net assets after advisory fees waived and expenses reimbursed. See accompanying notes to financial statements.

                                 THE ARBITRAGE FUND - CLASS I
                                       Financial Highlights
==================================================================================================
                                                                      YEAR             YEAR
                                                                      ENDED            ENDED
                                                                      MAY 31,         MAY 31,
                                                                       2005           2004(a)
--------------------------------------------------------------------------------------------------

Net asset value at beginning of period                            $      12.54     $      12.86
                                                                  ------------     ------------
Income (loss) from investment operations:
  Net investment loss                                                    (0.15)           (0.07)
  Net realized and unrealized gains on
    investments and foreign currencies                                    0.06             0.25
                                                                  ------------     ------------

Total from investment operations                                         (0.09)            0.18
                                                                  ------------     ------------
Less distributions:
  From net realized gains                                                (0.52)           (0.50)
                                                                  ------------     ------------

Proceeds from redemption fees collected                                   0.00(b)          0.00(b)
                                                                  ------------     ------------

Net asset value at end of period                                  $      11.93     $      12.54
                                                                  ============     ============

Total return (d)                                                         (0.82%)           1.35%(c)
                                                                  ============     ============

Net assets at end of period (000's)                               $     94,417     $    169,330
                                                                  ============     ============


Ratio of gross expenses to average net assets                             2.14%            2.27%(e)
Ratio of gross expenses to average net assets
  excluding dividend expense (f)                                          1.84%            1.82%(e)
Ratio of net expenses to average net assets excluding
  dividend expense (f) (g)                                                1.70%            1.70%(e)

Ratio of net investment loss to average net assets:
  Before advisory fees waived and expenses reimbursed                    (1.05%)          (1.56%)(e)
  After advisory fees waived and expenses reimbursed                     (0.91%)          (1.44%)(e)

Portfolio turnover rate                                                    387%             251%(e)

(a) Represents the period from the commencement of operations (October 17, 2003) through May 31, 2004.

(b)  Amount rounds to less than $0.01 per share.

(c)  Not annualized.

(d) Total return is a measure of the change in the value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(e)  Annualized.

(f) Dividend expense totaled 0.30% and 0.45%(e) of average net assets for the periods ended May 31, 2005 and 2004, respectively.

(g) Ratios were determined based on net assets after advisory fees waived and expenses reimbursed. See accompanying notes to financial statements.

                               THE ARBITRAGE FUND
                            Portfolio of Investments
                                  May 31, 2005
--------------------------------------------------------------------------------
   SHARES    COMMON STOCKS -- 93.75%                                  VALUE
--------------------------------------------------------------------------------
             AEROSPACE/DEFENSE -- 2.12%
     65,000  United Defense Industries, Inc. ..................    $ 4,843,150
                                                                   -----------
             BANKS -- 1.49%
     80,000  Hibernia Corp. - Class A (b) .....................      2,572,000
     25,749  Main Street Trust, Inc. ..........................        759,607
         15  UFJ Holdings, Inc. ...............................         76,688
                                                                   -----------
                                                                     3,408,295
                                                                   -----------
             BEVERAGES -- 0.51%
     36,700  Coca-Cola Amatil Ltd. ............................        218,333
    600,000  Kingway Brewery Holdings Ltd. ....................        204,388
    229,748  Southcorp Ltd. (a) ...............................        741,729
                                                                   -----------
                                                                     1,164,450
                                                                   -----------
             BIOTECHNOLOGY -- 0.48%
    170,000  Oragenics, Inc. (a) ..............................        374,000
     21,000  Transkaryotic Therapies, Inc. (a) (c) ............        713,790
                                                                   -----------
                                                                     1,087,790
                                                                   -----------
             CHEMICALS -- 5.96%
  1,121,400  Acetex Corp. (a) .................................      7,670,376
    175,300  Great Lakes Chemical Corp. .......................      5,942,670
                                                                   -----------
                                                                    13,613,046
                                                                   -----------
             COMMERCIAL SERVICES -- 0.05%
     22,050  Transurban Group .................................        121,486
                                                                   -----------

             COMPUTERS -- 4.23%
    453,717  Creo, Inc. (a) ...................................      7,350,215
      2,000  NEC Soft Ltd. ....................................         57,509
    310,000  Nuance Communications, Inc. (a) ..................      1,460,100
     51,100  PEC Solutions, Inc. (a) ..........................        792,561
                                                                   -----------
                                                                     9,660,385
                                                                   -----------
             COSMETICS/PERSONAL CARE -- 2.29%
     90,000  Gillette Co. (The) (b) ...........................      4,746,600
     24,900  Paltac Corp. .....................................        486,333
                                                                   -----------
                                                                     5,232,933
                                                                   -----------
             DIVERSIFIED FINANCIALS -- 1.99%
     60,000  Henderson Group Plc (a) ..........................         66,843
    635,600  Instinet Group, Inc. (a) .........................      3,355,968
  1,866,956  Loring Ward International Ltd. (a) ...............      1,116,468
                                                                   -----------
                                                                     4,539,279
                                                                   -----------
             ELECTRIC -- 0.24%
     10,000  Public Service Enterprise Group, Inc. ............        555,000
                                                                   -----------

                               THE ARBITRAGE FUND
                      Portfolio of Investments (Continued)
                                  May 31, 2005
================================================================================
   SHARES   COMMON STOCKS -- 93.75% (Continued)                       VALUE
--------------------------------------------------------------------------------
             ELECTRONICS -- 0.00%
          2  Vishay Intertechnology, Inc. (a) .................    $        26
                                                                   -----------

             ENTERTAINMENT -- 2.46%
    121,300  Argosy Gaming Co. (a) (b) ........................      5,624,681
                                                                   -----------

             FOOD -- 1.65%
    139,500  Foodland Associated Ltd. .........................      2,796,301
    200,000  National Foods Ltd. ..............................        966,000
                                                                   -----------
                                                                     3,762,301
                                                                   -----------
             HEALTHCARE SERVICES AND PRODUCTS -- 9.85%
    171,201  Advanced Medical Optics, Inc. (a) ................      6,610,066
    450,500  Beverly Enterprises, Inc. (a) (b) ................      5,572,685
     20,206  Closure Medical Corp. (a) ........................        544,956
    105,000  Guidant Corp. (b) ................................      7,758,450
     10,000  INAMED Corp. (a) (c) .............................        622,300
     30,000  Renal Care Group, Inc. (a) .......................      1,387,200
                                                                   -----------
                                                                    22,495,657
                                                                   -----------
             HOME FURNISHINGS -- 0.24%
     37,000  Maytag Corp. (c) .................................        539,830
                                                                   -----------

             INTERNET SERVICES -- 10.47%
    155,000  Ask Jeeves, Inc. (a) .............................      4,713,550
    472,122  DoubleClick, Inc. (a) ............................      3,885,564
    837,750  Internet Capital Group, Inc. (a) .................      4,858,950
    236,300  Macromedia, Inc. (a) (b) .........................     10,449,186
                                                                   -----------
                                                                    23,907,250
                                                                   -----------
             LEISURE TIME -- 0.15%
      3,000  Carnival Corp. ...................................        158,700
      8,205  Skis Rossignol SA ................................        191,782
                                                                   -----------
                                                                       350,482
                                                                   -----------
             LODGING -- 2.83%
    300,000  Caesars Entertainment, Inc. (a) ..................      6,465,000
                                                                   -----------

             MACHINERY -- 1.18%
      5,000  Rheinmetall AG ...................................        254,667
     61,400  Thomas Industries, Inc. ..........................      2,448,018
                                                                   -----------
                                                                     2,702,685
                                                                   -----------
             MEDIA -- 3.09%
    774,625  UnitedGlobalCom, Inc. (a) ........................      7,049,088
                                                                   -----------

                               THE ARBITRAGE FUND
                      Portfolio of Investments (Continued)
                                  May 31, 2005
================================================================================
   SHARES    COMMON STOCKS -- 93.75% (Continued)                      VALUE
--------------------------------------------------------------------------------
             METAL FABRICATED -- 1.49%
    160,207  Metals USA, Inc. (a) (b) .........................    $ 3,391,582
                                                                   -----------

             MINING -- 0.13%
     50,000  WMC Resources Ltd. ...............................        295,000
                                                                   -----------

             OFFICE AND BUSINESS EQUIPMENT -- 1.68%
  3,021,387  Danka Business Systems, Plc - ADR (a) ............      3,837,162
                                                                   -----------

             OIL AND GAS -- 5.02%
    195,000  Magnum Hunter Resources, Inc. (a) ................      3,014,700
    145,083  Mission Resources Corp. (a) (b) ..................      1,025,737
      1,842  Noble Energy, Inc. ...............................        136,990
     40,000  Premcor, Inc. (b) ................................      2,714,800
      2,835  Tel Offshore Trust ...............................         20,610
     80,000  Unocal Corp. (b) .................................      4,559,200
                                                                   -----------
                                                                    11,472,037
                                                                   -----------
             PHARMACEUTICALS -- 7.88%
    158,500  Accredo Health, Inc. (a) (b) .....................      7,103,970
    144,797  Bone Care International, Inc. (a) ................      4,740,654
     34,000  Daiichi Pharmaceutical Co., Ltd. .................        769,752
    147,700  Eon Labs, Inc. (a) (b) ...........................      4,525,528
     80,907  Orphan Medical, Inc. (a) .........................        860,851
                                                                   -----------
                                                                    18,000,755
                                                                   -----------
             PIPELINES -- 3.17%
    167,800  Kaneb Services LLC ...............................      7,232,180
                                                                   -----------

             RETAIL -- 4.35%
     38,629  Brookstone, Inc. (a) .............................        777,988
     20,000  Electronics Boutique Holdings Corp. (a) ..........      1,186,200
     10,000  Ito-Yokado Co., Ltd. .............................        342,380
    200,000  May Department Stores Co. (b) ....................      7,632,000
                                                                   -----------
                                                                     9,938,568
                                                                   -----------
             SEMICONDUCTORS -- 4.67%
    772,920  August Technology Corp. (a) (b) ..................      8,788,100
    701,019  Mindspeed Technologies, Inc. (a) .................      1,002,457
     66,000  Mykrolis Corp. (a) (b) ...........................        890,340
                                                                   -----------
                                                                    10,680,897
                                                                   -----------

                               THE ARBITRAGE FUND
                      Portfolio of Investments (Continued)
                                  May 31, 2005
================================================================================
   SHARES    COMMON STOCKS -- 93.75% (Continued)                      VALUE
--------------------------------------------------------------------------------
             SOFTWARE -- 7.94%
    319,082  Concord Communications, Inc. (a) .................    $ 5,398,867
      1,100  NEC System Technologies Ltd. .....................         41,540
  1,162,799  Pinnacle Systems, Inc. (a) (b) ...................      6,872,142
    535,549  Private Business, Inc. (a) .......................        867,589
    199,250  VERITAS Software Corp. (a) .......................      4,955,348
                                                                   -----------
                                                                    18,135,486
                                                                   -----------
             TELECOMMUNICATIONS -- 5.00%
    112,500  Nextel Communications, Inc. - Class A (a) (b) ....      3,395,250
    145,000  Time Warner Telecom, Inc. - Class A (a) ..........        739,500
    180,000  Western Wireless Corp. - Class A (a) (b) .........      7,165,800
    366,100  Wireless Matrix Corp. (a) ........................        134,279
                                                                   -----------
                                                                    11,434,829
                                                                   -----------
             TRANSPORTATION -- 1.14%
     50,000  Amadeus Global Travel Distribution SA ............        451,919
     50,820  Overnite Corp. (b) ...............................      2,165,948
                                                                   -----------
                                                                     2,617,867
                                                                   -----------

             TOTAL COMMON STOCKS (Cost $204,870,712) ..........   $214,159,177
                                                                   -----------


================================================================================
   SHARES    EQUITY SWAPS -- 4.56% (Note 10)                          VALUE
--------------------------------------------------------------------------------
    300,000  Allied Domecq Plc ................................    $ 3,789,094
     50,000  British Vita Plc .................................        325,326
     40,000  Corin Group Plc ..................................        258,800
     25,000  Cox Insurance Holdings Plc (a) ...................         42,420
     50,000  Danka Business Systems Plc (a) ...................         15,054
     25,000  East Surrey Holdings Plc .........................        241,944
    180,000  London Stock Exchange Plc ........................      1,574,688
    124,919  Mersey Docks & Harbour Co. .......................      2,194,757
    450,000  MFI Furniture Group Plc ..........................        877,561
     75,000  Singer & Friedlander Group Plc ...................        426,478
    100,000  Somerfield Plc ...................................        359,955
    500,000  Woolworths Group Plc .............................        321,225
                                                                   -----------

             TOTAL EQUITY SWAPS (Cost $11,169,464) ............    $10,427,302
                                                                   -----------


================================================================================
  SHARES     REAL ESTATE INVESTMENT TRUSTS -- 0.42%                   VALUE
--------------------------------------------------------------------------------
     90,000  O&Y Properties Corp. (Cost $955,890) .............    $   957,302
                                                                   -----------

                               THE ARBITRAGE FUND
                      Portfolio of Investments (Continued)
                                  May 31, 2005
================================================================================
   SHARES    WARRANTS -- 0.00%                                        VALUE
--------------------------------------------------------------------------------
    170,000  Oragenics, Inc. (a) (Cost $ --) ..................    $      --
                                                                   -----------

================================================================================
   SHARES    ESCROWED RIGHTS -- 0.06%                                  VALUE
--------------------------------------------------------------------------------
     35,300  Hoenig Group, Inc. - contingent payment rights (a)    $      --
    209,440  Information Resources, Inc. - contingent value
               rights (a)                                              146,608
    247,200  PetroCorp, Inc. - escrow shares (a) ..............           --
                                                                   -----------

             TOTAL ESCROWED RIGHTS (Cost $253,706) ............    $   146,608
                                                                   -----------

================================================================================
 CONTRACTS   CALL OPTION CONTRACTS -- 0.00%                           VALUE
--------------------------------------------------------------------------------
             Medicis Pharmaceutical Corp. - Class A,
        100  07/18/05 at $30 (Cost $12,050) ...................    $     8,750
                                                                   -----------

================================================================================
 CONTRACTS   PUT OPTION CONTRACTS -- 0.04%                            VALUE
--------------------------------------------------------------------------------
             Inamed Corp.,
        100  07/16/05 at $60 ..................................    $    12,000
             Johnson & Johnson,
        150  06/18/05 at $65 ..................................          2,250
             Medco Health Solutions, Inc.,
        350  06/18/05 at $50 ..................................         47,250
         50  07/16/05 at $50 ..................................         10,500
             Transkaryotic Therapies, Inc.,
        500  06/18/05 at $30 ..................................         13,750
                                                                   -----------

             TOTAL PUT OPTION CONTRACTS (Cost $109,251) .......    $    85,750
                                                                   -----------

================================================================================
   SHARES    MONEY MARKET SECURITIES -- 1.02%                         VALUE
--------------------------------------------------------------------------------
  2,326,532  Dreyfus Treasury Prime Cash Management Fund
              (Cost $2,326,532) ...............................    $ 2,326,532
                                                                   -----------

             TOTAL INVESTMENTS AT VALUE -- 99.85%
               (Cost $219,697,605) ............................   $228,111,421
                                                                   -----------

             OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.15% ...        340,400
                                                                   -----------

             NET ASSETS -- 100.00% ............................   $228,451,821
                                                                   ===========

(a)  Non-income producing security.

(b) All or a portion of the shares have been committed as collateral for open short positions.

(c)  Underlying security for a written/purchased call/put option.

ADR - American Depository Receipt

See accompanying notes to portfolio of investments.
14

                               THE ARBITRAGE FUND
                       Schedule of Securities Sold Short
                                  May 31, 2005
================================================================================
   SHARES    COMMON STOCKS -- 35.77%                                  VALUE
--------------------------------------------------------------------------------
             BANKS -- 0.03%
          9  Mitsubishi Tokyo Financial Group, Inc. ...........    $    75,574
                                                                   -----------

             BEVERAGES -- 0.77%
     36,700  Coca-Cola Amatil Ltd. ............................        218,333
      9,870  Pernod Ricard SA .................................      1,529,467
                                                                   -----------
                                                                     1,747,800
                                                                   -----------
             CHEMICALS -- 2.61%
    388,000  Crompton Corp. ...................................      5,955,800
                                                                   -----------

             COMMERCIAL SERVICES -- 0.05%
     22,050  Transurban Group .................................        121,486
                                                                   -----------

             COSMETICS/PERSONAL CARE -- 2.19%
     90,450  Procter & Gamble Co. (The) .......................      4,988,318
                                                                   -----------

             DIVERSIFIED FINANCIALS -- 0.60%
     18,100  Capital One Financial Corp. ......................      1,364,740
                                                                   -----------

             ELECTRIC -- 0.25%
     12,250  Exelon Corp. .....................................        573,913
                                                                   -----------

             ELECTRONICS -- 0.04%
     18,000  NEC Corp. (a) ....................................        100,710
                                                                   -----------

             FOOD -- 0.63%
    246,000  Metcash Ltd. .....................................        699,118
     60,000  Woolworths Ltd. ..................................        730,720
                                                                   -----------
                                                                     1,429,838
                                                                   -----------
             HEALTHCARE SERVICES AND PRODUCTS -- 4.89%
    165,800  Advanced Medical Optics, Inc. (a) ................      6,401,538
     71,200  Johnson & Johnson (b) ............................      4,777,520
                                                                   -----------
                                                                    11,179,058
                                                                   -----------
             INTERNET SERVICES -- 3.31%
    191,028  IAC/InterActiveCorp (a) (b) ......................      4,680,186
    127,735  Symantec Corp. (a) (b) ...........................      2,888,088
                                                                   -----------
                                                                     7,568,274
                                                                   -----------
             LODGING -- 2.09%
     66,600  Harrah's Entertainment, Inc. .....................      4,782,546
                                                                   -----------

             MEDIA -- 1.95%
    106,094  Liberty Media International, Inc. (a) ............      4,446,400
                                                                   -----------

                               THE ARBITRAGE FUND
                 Schedule of Securities Sold Short (Continued)
                                  May 31, 2005
================================================================================
   SHARES    COMMON STOCKS -- 35.77% (Continued)                      VALUE
--------------------------------------------------------------------------------
             OIL AND GAS -- 2.19%
     81,000  Cimarex Energy Co. (a) ...........................    $ 3,048,030
     66,833  Petrohawk Energy Corp. (a) .......................        584,121
     20,000  Valero Energy Corp. ..............................      1,372,400
                                                                   -----------
                                                                     5,004,551
                                                                   -----------
             PHARMACEUTICALS -- 1.56%
     45,000  Medco Health Solutions, Inc. (a) (b) .............      2,250,000
     38,000  MEDICEO Holdings Co., Ltd. .......................        511,603
     39,500  Sankyo Co., Ltd. .................................        811,807
                                                                   -----------
                                                                     3,573,410
                                                                   -----------
             RETAIL -- 2.19%
     62,300  Federated Department Stores, Inc. ................      4,202,135
     15,700  GameStop Corp. - Class A (a) .....................        457,812
     12,000  Seven-Eleven Japan Co., Ltd. .....................        341,823
                                                                   -----------
                                                                     5,001,770
                                                                   -----------
             SOFTWARE -- 6.48%
    326,214  Adobe Systems, Inc. ..............................     10,784,635
     54,530  Avid Technology, Inc. (a) (b) ....................      3,197,639
    199,900  ScanSoft, Inc. (a) ...............................        811,594
                                                                   -----------
                                                                    14,793,868
                                                                   -----------
             TELECOMMUNICATIONS -- 3.94%
     96,150  ALLTEL Corp. .....................................      5,593,046
    143,800  Sprint Corp. .....................................      3,406,622
                                                                   -----------
                                                                     8,999,668
                                                                   -----------
             TRANSPORTATION -- 0.00%
         68  Yellow Roadway Corp. (a) .........................          3,585
                                                                   -----------

             TOTAL COMMON STOCKS (Proceeds $78,314,181)........    $81,711,309
                                                                   -----------


================================================================================
   SHARES    PREFERRED STOCKS -- 0.11%                                VALUE
--------------------------------------------------------------------------------
      5,000  Rheinmetall AG (Proceeds $277,103) ...............    $   254,667
                                                                   -----------

================================================================================
   SHARES    EQUITY SWAPS -- 0.07% (Note 10)                          VALUE
--------------------------------------------------------------------------------
      3,000  Carnival Plc (Proceeds $177,745) .................    $   164,303
                                                                   -----------

             TOTAL SECURITIES SOLD SHORT -- 35.95%
               (Proceeds $78,769,029) .........................    $82,130,279
                                                                   ===========

(a)  Non-income producing security.

(b)  Underlying security for a written/purchased call/put option.

 See accompanying notes to portfolio of investments.

                               THE ARBITRAGE FUND
                        Schedule of Open Options Written
                                  May 31, 2005
================================================================================
 CONTRACTS   WRITTEN CALL OPTIONS                                     VALUE
--------------------------------------------------------------------------------
             Avid Technology, Inc.,
        215    06/18/05 at $50 ................................    $   189,200
        250    06/18/05 at $55 ................................        103,750
             ChevronTexaco Corp.,
        618    06/18/05 at $55 ................................         66,435
             IAC/InterActiveCorp,
         63    06/18/05 at $22.5 ..............................         12,915
             Inamed Corp.,
        100    07/16/05 at $65 ................................         11,000
             Johnson & Johnson,
        150    06/18/05 at $70 ................................          1,500
             Medco Health Solutions, Inc.,
        100    06/18/05 at $55 ................................            750
        300    06/18/05 at $60 ................................            750
        200    07/16/05 at $55 ................................         11,500
         50    07/16/05 at $60 ................................            500
             Medicis Pharmaceutical Corp.,
         50    07/16/05 at $25 ................................         18,250
             Maytag Corp.,
        370    06/18/05 at $15 ................................          9,250
             Symantec Corp.,
        559    06/18/05 at $20 ................................        145,340
        630    06/18/05 at $22.5 ..............................         34,650
             Transkaryotic Therapies, Inc.,
         75    06/18/05 at $35 ................................          2,812
                                                                   -----------

             TOTAL WRITTEN CALL OPTIONS (Premiums Received
               $463,871) ......................................    $   608,602
                                                                   -----------

             TOTAL OPEN OPTIONS WRITTEN (Premiums Received
               $463,871) ......................................    $   608,602
                                                                   ===========

See accompanying notes to financial statements.

                               THE ARBITRAGE FUND
                       Notes to the Financial Statements
                                  May 31, 2005
================================================================================

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Arbitrage Funds (the "Trust") was organized as a Delaware business trust on December 22, 1999 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objective and policies. The one series presently authorized is The Arbitrage Fund (the "Fund"), a diversified series, which offers two classes of shares. Class R shares and Class I shares commenced operations on September 17, 2000 and October 17, 2003, respectively.

The investment objective of the Fund is to achieve capital growth by engaging in merger arbitrage.

The Fund's two classes of shares, Class R and Class I, represent interests in the same portfolio of investments and have the same rights, but differ primarily in the expenses to which they are subject and the investment eligibility requirements. Class R shares are subject to an annual distribution fee of up to ..25% of the Fund's average daily net assets allocable to Class R shares, whereas Class I shares are not subject to any distribution fees.

The following is a summary of the Fund's significant accounting policies:

SECURITIES VALUATION - The Fund's portfolio securities are valued as of the close of business of the regular session of the New York Stock Exchange ("NYSE") (normally 4:00 p.m., Eastern time). Common stocks and other securities, including open short positions, that are traded on a securities exchange are valued at the last quoted sales price at the close of regular trading on the day the valuation is made. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Price information on listed stocks is taken from the exchange where the security is primarily traded. Securities which are listed on an exchange but which are not traded on the valuation date are valued at the mean of the most recent bid and asked prices. Securities traded in the over-the-counter market, and which are not quoted by NASDAQ, are valued at the mean of the most recent bid and asked prices. Put and call options and securities traded in the over-the-counter market are valued at the mean of the most recent bid and asked prices. Unlisted securities for which market quotations are readily available are valued at the latest quoted bid price. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith under the supervision of the Board of Trustees of the Trust. Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of a security, subsequent private transactions in the security or related securities, or a combination of these and other factors. Foreign securities are translated from the local currency into U.S. dollars using currency exchange rates supplied by a quotation service.

                               THE ARBITRAGE FUND
                 Notes to the Financial Statements (Continued)
                                  May 31, 2005
================================================================================
REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with certain banks or non-bank dealers. The adviser to the Fund will monitor, on an ongoing basis, the value of the underlying securities to ensure that the value always equals or exceeds the repurchase price plus accrued interest.

SHARE VALUATION - The net asset value per share of each class of shares of the Fund is calculated daily by dividing the total value of the Fund's assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding. The offering price and redemption price per share of each class of the Fund is equal to the net asset value per share, except that, shares of each class are subject to a redemption fee of 2% if redeemed within 90 days of the date of purchase. For the year ended May 31, 2005, proceeds from redemption fees were $25,653 in Class R and $10,556 in Class I.

INVESTMENT INCOME - Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date.

DISTRIBUTIONS TO SHAREHOLDERS - Dividends arising from net investment income and net capital gain distributions, if any, are declared and paid at least annually to shareholders of the Fund. The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These "book/tax" differences are either temporary or permanent in nature and are primarily due to losses deferred due to wash sales.

The tax character of distributions paid during the years ended May 31, 2005 and May 31, 2004 was as follows:

--------------------------------------------------------------------------------
          Year          Ordinary         Long-Term          Total
          Ended          Income         Capital Gains    Distributions
--------------------------------------------------------------------------------
         5/31/05      $ 10,778,315      $ 1,146,281      $ 11,924,596
         5/31/04      $ 10,129,873      $       --       $ 10,129,873
--------------------------------------------------------------------------------

ALLOCATION BETWEEN CLASSES - Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation are allocated daily to each class of shares based upon its proportionate shares of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses which are not attributable to a specific class are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund.

SECURITY TRANSACTIONS - Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

SHORT POSITIONS - The Fund may sell securities short for economic hedging purposes. For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of

                               THE ARBITRAGE FUND
                 Notes to the Financial Statements (Continued)
                                  May 31, 2005
================================================================================
the liability is subsequently marked-to-market to reflect the current value of the short position. Subsequent fluctuations in the market prices of securities sold, but not yet purchased, may require purchasing the securities at prices which may differ from the market value reflected on the Statement of Assets and Liabilities. The Fund is liable for any dividends payable on securities while those securities are in a short position. As collateral for its short positions, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. The amount of the collateral is required to be adjusted daily to reflect changes in the value of the securities sold short.

OPTION TRANSACTIONS - The Fund may write (sell) covered call options to hedge portfolio investments. Put options may also be written by the Fund as part of a merger arbitrage strategy involving a pending corporate reorganization. When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. By writing an option, the Fund may become obligated during the term of the option to deliver or purchase the securities underlying the option at the exercise price if the option is exercised. Option contracts are valued at the average of the current bid and asked price reported on the day of valuation. When an option expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss if the cost of the closing purchase transaction differs from the premium received when the option was sold without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When an option is exercised, the premium originally received decreases the cost basis of the security (or increases the proceeds on a sale of the security).

ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

FEDERAL INCOME TAX - It is the Fund's policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

                               THE ARBITRAGE FUND
                 Notes to the Financial Statements (Continued)
                                  May 31, 2005
================================================================================
The following information is computed on a tax basis for each item as of May 31, 2005:

--------------------------------------------------------------------------------
Cost of portfolio investments (including securities
  sold short and written options)                                $ 154,448,818
                                                                 =============

Gross unrealized appreciation                                    $  11,070,303
Gross unrealized depreciation                                      (20,146,581)
                                                                 -------------
Net unrealized depreciation                                         (9,076,278)
Net unrealized appreciation on translation of assets
  and liabilities in foreign currencies                              1,168,080
Capital loss carryforward                                           (1,501,804)
                                                                 -------------
Total accumulated deficit                                        $  (9,410,002)
                                                                 =============
--------------------------------------------------------------------------------

The difference between the federal income tax cost of portfolio investments and the financial statement cost is due to the tax deferral of losses on wash sales.

As of May 31, 2005, the Fund had a capital loss carryforward of $1,501,804, which expires May 31, 2013. The capital loss carryforward may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

For the year ended May 31, 2005, the Fund reclassified net investment losses of $3,340,794 and losses on foreign currency transactions of $267,246 against paid-in capital on the Statement of Assets and Liabilities. Such reclassification, the result of permanent differences between financial statement and income tax reporting requirements, has no effect on the Fund's net assets or net asset value per share.

2. INVESTMENT TRANSACTIONS

During the year ended May 31, 2005, cost of purchases and proceeds from sales and maturities of investment securities, other than short-term investments, U.S. government securities, options and short positions, amounted to $1,189,901,427 and $1,200,277,977, respectively.

3. TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY AGREEMENT

The Fund's investments are managed by Water Island Capital, LLC (the "Adviser") under the terms of an Investment Advisory Agreement. Under the Investment Advisory Agreement, the Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly, at the annual rate of 1.50% of the Fund's average daily net assets.

Until August 31, 2012, the Adviser has contractually agreed to waive its advisory fee and/or reimburse the Fund's other expenses to the extent that total operating expenses (exclusive of interest, taxes, dividends on short positions, brokerage commissions and other costs incurred in connection with the purchase or sale of portfolio securities) exceed the annual rate of 1.95% of the Fund's average daily net assets allocable to Class R shares and 1.70% of the Fund's average daily net assets allocable to Class I shares. Accordingly, for the year ended May 31, 2005, the Adviser waived $267,326 of its advisory fee and reimbursed the Fund for $57,996 and $72,373 of Class R and Class I expenses, respectively.

                               THE ARBITRAGE FUND
                 Notes to the Financial Statements (Continued)
                                  May 31, 2005
================================================================================
The Adviser is permitted to recoup fees waived or expenses reimbursed after May 31, 2004 to the extent actual fees and expenses for a period are less than the expense limitation cap of each class, provided, however, that the Adviser shall only be entitled to recoup such amounts for a period of three years from the end of the fiscal year during which such amount was waived or reimbursed.

Certain officers of the Trust are also officers of the Adviser. Effective October 1, 2004, the Vice President of the Trust also serves as Chief Compliance Officer ("CCO") of the Trust and of the Adviser. The Fund pays the Adviser $30,000 annually for providing CCO services.

ADMINISTRATION AGREEMENT
Under the terms of an Administration Agreement, Ultimus Fund Solutions, LLC ("Ultimus") supplies executive, administrative and regulatory services to the Fund, supervises the preparation of tax returns, and coordinates the preparation of reports to shareholders and reports to and filings with the Securities and Exchange Commission and state securities authorities. For the performance of these administrative services, Ultimus receives a monthly fee at an annual rate of .15% of the Fund's average daily net assets up to $50 million; .125% of such assets from $50 million to $100 million; .10% of such assets from $100 million to $250 million; .075% of such assets from $250 to $500 million; and .05% of such assets in excess of $500 million, subject to a minimum fee of $2,000 per month. For the year ended May 31, 2005, Ultimus was paid $337,051 under the administration agreement. Certain officers of the Trust are also officers of Ultimus.

TRANSFER AGENT AND SHAREHOLDER SERVICES AGREEMENT
Under the terms of a Transfer Agent and Shareholder Services Agreement between the Trust and Ultimus, Ultimus maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of Fund shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, Ultimus receives from the Fund a monthly fee at an annual rate of $20 per account, subject to a minimum fee of $1,500 per month for each class of shares. For the year ended May 31, 2005, Ultimus was paid $48,708 under the transfer agent agreement. In addition, the Fund pays out-of-pocket expenses including, but not limited to, postage and supplies.

For shareholder accounts held through financial intermediaries, Class I may, in some cases, compensate these intermediaries for providing account maintenance services to their customers at an annual rate of not more than $20 per account. For the year ended May 31, 2005, Class I paid $33,140 to financial intermediaries for account maintenance services.

                               THE ARBITRAGE FUND
                 Notes to the Financial Statements (Continued)
                                  May 31, 2005
================================================================================

FUND ACCOUNTING AGREEMENT
Under the terms of a Fund Accounting Agreement between the Trust and Ultimus, Ultimus calculates the daily net asset value per share and maintains the financial books and records of the Fund. For these services, Ultimus receives from the Fund a monthly fee of $3,500, plus an asset based fee equal to .01% of the Fund's average daily net assets up to $500 million and .005% of such assets in excess of $500 million. Additionally, on a monthly basis, Ultimus receives $5 per trade for accounting for portfolio trades in excess of two hundred. For the year ended May 31, 2005, Ultimus was paid $111,839 under the fund accounting agreement. In addition, the Fund reimburses certain out-of-pocket expenses incurred by Ultimus in obtaining valuations of the Fund's portfolio securities.

DISTRIBUTION AGREEMENT
Under the terms of a Distribution Agreement between the Trust and Ultimus Fund Distributors, LLC (the "Distributor"), the Distributor serves as principal underwriter and national distributor for the shares of the Fund. The Fund's shares are sold on a no-load basis and, therefore, the Distributor receives no sales commissions or sales loads for providing services to the Fund. The Distributor is an affiliate of Ultimus.

DISTRIBUTION PLAN
The Fund has adopted a plan of distribution pursuant to Rule 12b-1 under the 1940 Act (the "Plan") for Class R shares, which permits Class R to pay for expenses incurred in the distribution and promotion of Class R shares. Under the Plan, Class R may pay compensation to any broker-dealer with whom the Distributor or the Fund, on behalf of Class R shares, has entered into a contract to distribute Class R shares, or to any other qualified financial services firm, for distribution and/or shareholder-related services with respect to shares held or purchased by their respective customers in connection with the purchase of shares attributable to their efforts. The amount of payments under the Plan in any year shall not exceed .25% annually of the average daily net assets allocable to Class R shares. During the year ended May 31, 2005, the Fund paid Class R distribution expenses of $463,237 pursuant to the Plan.

4. OPTIONS CONTRACTS

A summary of option contracts written during the year ended May 31, 2005 is as follows:
--------------------------------------------------------------------------------
         OPTION   OPTION
                                                   CONTRACTS         PREMIUMS
--------------------------------------------------------------------------------
Options outstanding at beginning of year                33,495     $  2,457,627
Options written                                        148,108       15,104,306
Options canceled in a closing purchase transaction     (23,538)      (1,950,103)
Options exercised                                      (73,513)      (8,689,223)
Options expired                                        (80,822)      (6,458,736)
                                                   ------------    ------------
Options outstanding at end of year                       3,730     $    463,871
                                                   ============    ============
--------------------------------------------------------------------------------

                               THE ARBITRAGE FUND
                 Notes to the Financial Statements (Continued)
                                  May 31, 2005
================================================================================

5. CAPITAL SHARE TRANSACTIONS

Proceeds and payments on capital shares as shown in the Statement of Changes in Net Assets are the result of the following capital transactions for the years shown:
--------------------------------------------------------------------------------
                                                       Year             Year
                                                       Ended            Ended
                                                       May 31,          May 31,
                                                        2005             2004
--------------------------------------------------------------------------------
CLASS R
Shares sold                                           3,553,278      19,944,187
Shares issued in reinvestment of distributions          572,406         607,024
Shares redeemed                                     (11,968,047)    (12,071,428)
                                                    -----------     -----------
Net increase (decrease) in shares outstanding        (7,842,363)      8,479,783
Shares outstanding at beginning of year              19,124,744      10,644,961
                                                    -----------     -----------
Shares outstanding at end of year                    11,282,381      19,124,744
                                                    ===========     ===========

CLASS I
Shares sold                                           4,445,038      14,818,551
Shares issued in reinvestment of distributions          359,150         171,224
Shares redeemed                                     (10,390,377)     (1,489,330)
                                                    -----------     -----------
Net increase (decrease) in shares outstanding        (5,586,189)     13,500,445
Shares outstanding at beginning of year              13,500,445             --
                                                    -----------     -----------
Shares outstanding at end of year                     7,914,256      13,500,445
                                                    ===========     ===========
--------------------------------------------------------------------------------

                               THE ARBITRAGE FUND
                 Notes to the Financial Statements (Continued)
                                  May 31, 2005
================================================================================

6. FOREIGN CURRENCY TRANSLATION

Amounts denominated in or expected to settle in foreign currencies are translated to U.S. dollars based on exchange rates on the following basis:

A. The market values of investment securities and other assets and liabilities are translated at the closing rate of exchange each day.

B. Purchases and sales of investment securities and income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.

C. The Fund does not isolate that portion of the results of operations caused by changes in foreign exchange rates on investment from those caused by changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

Reported net realized foreign exchange gains or losses arise from 1) purchases and sales of foreign currencies, 2) currency gains or losses realized between the trade and settlement dates on securities transactions and 3) the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Reported net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in exchange rates.

7. CONTINGENCIES AND COMMITMENTS

The Fund indemnifies the Trust's officers and trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

                               THE ARBITRAGE FUND
                 Notes to the Financial Statements (Continued)
                                  May 31, 2005
================================================================================

8. SECURITIES LENDING

In order to generate additional income, the Fund may, from time to time, lend its portfolio securities to broker-dealers, banks or institutional borrowers of securities. The Fund must receive 100% collateral in the form of cash or U.S. government securities. This collateral must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination by the Fund or the borrower at any time. While the Fund does not have the right to vote securities on loan, it has the right to terminate the loan and regain the right to vote if that is considered important with respect to the investment. In the event the borrower defaults in its obligation to the Fund, the Fund bears the risk of delay in the recovery of its portfolio securities and the risk of loss of rights in the collateral. The Fund will only enter into loan arrangements with broker-dealers, banks or other institutions which the Adviser has determined are creditworthy under guidelines established by the Trustees. There were no securities on loan as of May 31, 2005.

During the year ended May 31, 2005, the Fund earned $1,358 in securities lending income.

9. FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

The Fund enters into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions or portfolio positions. The objective of the Fund's foreign currency hedging transactions is to reduce risk that the U.S. dollar value of the Fund's securities denominated in foreign currency will decline in value due to changes in foreign currency exchange rates. All foreign currency exchange contracts are "marked-to market" daily at the applicable translation rates resulting in unrealized gains or losses. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

                               THE ARBITRAGE FUND
                 Notes to the Financial Statements (Continued)
                                  May 31, 2005
================================================================================
As of May 31, 2005, the Fund had forward foreign currency exchange contracts outstanding as follows:

---------------------------------------------------------------------------------------
                                                                         NET UNREALIZED
                          TO RECEIVE                                      APPRECIATION
   SETTLEMENT DATE       (TO DELIVER)     INITIAL VALUE    MARKET VAL    (DEPRECIATION)
---------------------------------------------------------------------------------------
Contracts to Sell
  06/01/05 .........      (622,138) AUD   $    473,384    $    471,488    $      1,896
  06/02/05 .........      (624,875) AUD        476,777         473,562           3,215
  06/09/05 .........    (7,500,000) AUD      5,889,000       5,679,477         209,523
  06/29/05 .........   (15,000,000) CAD     12,283,202      11,968,872         314,330
  06/09/05 .........    (1,500,000) EUR      1,986,450       1,852,566         133,884
  07/27/05 .........      (310,000) EUR        403,527         383,395          20,132
  06/08/05 .........    (6,500,000) GBP     12,436,450      11,841,440         595,010
  06/30/05 .........       (93,890) GBP        177,745         171,120           6,625
  07/27/05 .........    (1,430,000) GBP      2,715,251       2,599,391         115,860
  08/08/05 .........    (1,280,000) HKD        164,770         164,527             243
                                          ------------    ------------    ------------
Total Sell Contracts                      $ 37,006,556    $ 35,605,838    $  1,400,718
                                          ------------    ------------    ------------

Contracts to Buy
  06/01/05 .........      1,043,584 AUD   $   (794,064)   $   (790,882)   $     (3,182)
  06/02/05 .........      1,052,516 AUD       (803,072)       (797,651)         (5,421)
  06/09/05 .........      4,000,000 AUD     (3,088,400)     (3,029,054)        (59,346)
  06/29/05 .........      3,800,000 CAD     (3,024,755)     (3,032,114)          7,359
  06/09/05 .........      1,000,000 EUR     (1,292,580)     (1,235,044)        (57,536)
  06/01/05 .........        174,046 GBP       (316,851)       (317,209)            358
  06/03/05 .........        173,670 GBP       (316,618)       (316,472)           (146)
  06/08/05 .........      1,750,000 GBP     (3,295,850)     (3,188,080)       (107,770)
                                          ------------    ------------    ------------
Total Buy Contracts                       $(12,932,190)   $(12,706,506)   $   (225,684)
                                          ------------    ------------    ------------
Net Contracts ......                      $ 24,074,366    $ 22,899,332    $  1,175,034
                                          ============    ============    ============
---------------------------------------------------------------------------------------
AUD - Australian Dollar    CAD - Canadian Dollar     EUR - Euro Dollar
GBP - British Pound Sterling        HKD - Hong Kong Dollar
---------------------------------------------------------------------------------------

10. EQUITY SWAP CONTRACTS

The Fund has entered into equity swap contracts. An equity swap provides the Fund with exposure to any appreciation or depreciation as well as dividends on a security from a counterparty to the contract. Fluctuations in the value of an open contract are recorded daily as a net unrealized gain or loss. The Fund will realize a gain or loss upon termination or reset of the contract. Either party, under certain conditions, may terminate the contract prior to the contract's expiration date. As of May 31, 2005, the Fund had long and short equity swap contracts outstanding of $10,427,302 and $164,303, respectively.

11. NEW SERVICE AGREEMENTS

Effective July 25, 2005, administrative services and fund accounting services are being provided by SEI Investments, Inc. and transfer agent services are being provided by DST Systems, Inc. Additionally, effective July 25, 2005, distribution services are being provided by SEI Investments Distribution Co.

                               THE ARBITRAGE FUND
            Report of Independent Registered Public Accounting Firm
================================================================================


To the Board of Trustees and Shareholders
The Arbitrage Fund

We have audited the accompanying statement of assets and liabilities of The Arbitrage Fund (the "Fund"), including the schedule of investments as of May 31, 2005, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the period September 17, 2000 (commencement of operations) through May 31, 2001 have been audited by other auditors, whose report dated July 10, 2001 expressed an unqualified opinion on such financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2005 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Arbitrage Fund as of May 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

                                                     TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
June 29, 2005

                               THE ARBITRAGE FUND
                     About Your Fund's Expenses (Unaudited)
================================================================================

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees, and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples below are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates the Fund's costs in two ways:

ACTUAL FUND RETURN - This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN - This section is intended to help you compare the Fund's costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual returns, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Fund does not charge a front-end sales load. However, a redemption fee of 2% is applied on the sale of shares held within 90 days of the date of purchase and does not apply to the redemption of shares acquired through reinvestment of dividends and other distributions.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Fund's expenses, including annual expense ratios since inception, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund's prospectus.

                               THE ARBITRAGE FUND
               About Your Fund's Expenses (Unaudited) (Continued)
================================================================================

THE ARBITRAGE FUND - CLASS R
--------------------------------------------------------------------------------
                                   BEGINNING         ENDING
                                 ACCOUNT VALUE    ACCOUNT VALUE   EXPENSES PAID
                                DECEMBER 1, 2004  MAY 31, 2005    DURING PERIOD*
--------------------------------------------------------------------------------
Based on Actual Fund Return       $ 1,000.00       $   992.50     $    11.08
Based on Hypothetical 5% Return
 (before expenses)                $ 1,000.00       $ 1,013.81     $    11.20
--------------------------------------------------------------------------------

* Expenses are equal to the Arbitrage Fund - Class R annualized expense ratio of 2.23% for the period, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

THE ARBITRAGE FUND - CLASS I
--------------------------------------------------------------------------------
                                   BEGINNING         ENDING
                                 ACCOUNT VALUE    ACCOUNT VALUE   EXPENSES PAID
                                DECEMBER 1, 2004  MAY 31, 2005    DURING PERIOD*
--------------------------------------------------------------------------------
Based on Actual Fund Return       $ 1,000.00       $   994.10     $     9.84
Based on Hypothetical 5% Return
 (before expenses)                $ 1,000.00       $ 1,015.06     $     9.95
--------------------------------------------------------------------------------

* Expenses are equal to the Arbitrage Fund - Class I annualized expense ratio of 1.98% for the period, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

                      Federal Tax Information (Unaudited)
================================================================================

In accordance with federal tax requirements, the following provides shareholders with information concerning distributions from ordinary income and net realized gains made by the Fund during the year ended May 31, 2005. For the fiscal year ended May 31, 2005 certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund intends to designate up to a maximum amount of $10,778,315 as taxed at a maximum rate of 15%. Complete information will be computed and reported in conjunction with your 2005 Form 1099-DIV.

                               THE ARBITRAGE FUND
                         Other Information (Unaudited)
================================================================================

A description of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-800-295-4485, or on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling toll-free 1-800-295-4485, or on the SEC's website at http://www.sec.gov.

The Trust files a complete listing of portfolio holdings for the Fund with the SEC as of the first and third quarters of each fiscal year on Form N-Q. The filings will be available upon request, by calling 1-800-295-4485. Furthermore, you will be able to obtain a copy of the filing on the SEC's website at http://www.sec.gov. The Trust's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                               THE ARBITRAGE FUND
              Trustees' Renewal Of Advisory Agreement (Unaudited)
================================================================================

The Board of Trustees of The Arbitrage Fund (the "Fund"), including a majority of its independent Trustees, approved the continuance of the Fund's investment advisory agreement with Water Island Capital, LLC, the Fund's investment adviser (hereafter referred to as the "Adviser"). The board determined that continuance of the investment advisory agreement was in the best interests of the Fund and its shareholders.

The board based its decision upon its most recent review of the Adviser's investment personnel, portfolio management process, and performance. The Trustees discussed the factors below, among others. However, no single factor determined whether the board approved the continuation of the investment advisory agreement. Rather, it was the totality of the factors that led to the decision.

NATURE,  EXTENT,  AND QUALITY OF SERVICES

The board considered the experience of the personnel managing the Fund's assets as well as the quality of the Fund's investment management over both short- and long-term periods. The board concluded the Adviser has provided high quality consistent service to the Fund and its shareholders.

COST

The board considered the Fund's overall expense ratio, comparing it to other similarly managed mutual funds. In its consideration of the Fund's overall expense ratio, the board also considered the Adviser's long term commitment to cap operating expenses by waiving a portion of its advisory fee. The board during its review of costs considered the Fund's advisory fee, comparing the fee to other funds offering similar investment strategies.

The board concluded even though the Fund's overall expense ratio is higher than the average of comparably managed funds, they believe shareholders are receiving a quality investment option for a reasonable price. The board also concluded that although the advisory fees payable to the Adviser are in the higher range of fees for other comparably managed funds, they believe the fees to be reasonable given the quality of services provided by the Adviser and the complexity of investment strategies implemented by the Adviser.

PROFITABILITY OF ADVISER

The board considered the Adviser's profitability with regards to its management of the Fund, concluding that the Adviser's profitability was not excessive and therefore was a secondary factor in connection with the evaluation of advisory fees paid by the Fund.

                               THE ARBITRAGE FUND
        Trustees' Renewal Of Advisory Agreement (Unaudited) (Continued)
================================================================================

INVESTMENT PERFORMANCE

The board considered the Fund's short- and long-term performance, including any periods of outperformance or underperformance of relevant benchmarks and peer groups. The board concluded that the Fund has performed consistent with its investment strategy. The Fund's returns have trailed the average performance of its peer group as well the broad U.S. stock market (as measured by the S&P 500 Index) over the short-term (1 year) while performance when measured over a longer term (4 + years) has exceeded the average performance of its peer group as well the broad U.S. stock market. Information about the Fund's historical performance can be found on page 3 of this Annual Report.

ECONOMIES OF SCALE AND ANCILLARY BENEFITS

The board concluded that as a result of the significant decrease in Fund assets over the past year, at the present time it would not be relevant to consider the extent to which economies of scale would be realized as the Fund grows, and whether fee levels reflect potential future economies of scale.

The board also considered the "ancillary benefits" to the Adviser, viewing these as secondary factors in connection with the evaluation of the reasonableness of the advisory fees paid by the Fund. The board did consider the level of soft dollar activity, concluding that as a result of the Fund being the Adviser's only client, benefits derived from these trades are going directly to the Fund and its shareholders.

                               THE ARBITRAGE FUND
                   Board of Trustees and Officers (Unaudited)
================================================================================

Overall responsibility for management of the Fund rests with the Board of Trustees. The Trustees serve during the lifetime of the Trust and until its termination, or until death, resignation, retirement or removal. The Trustees, in turn, elect the officers of the Fund to actively supervise its day-to-day operations. The officers have been elected for an annual term. The following are the Trustees and executive officers of the Fund:

                                                                  POSITION HELD             LENGTH OF
TRUSTEE                  ADDRESS                          AGE     WITH THE TRUST            TIME SERVED
-----------------------------------------------------------------------------------------------------------------
*John S. Orrico, CFA     650 Fifth Avenue                 45      President, Secretary,     Since May 2000
                         New York, NY  10019                      Treasurer and Trustee

*Joel C. Ackerman        295 Central Park West            60      Trustee                   Since May 2000
                         New York, NY 10024

John C. Alvarado         575 Madison Ave, 10th Floor      45      Trustee                   Since December 2003
                         New York, NY 10022

Burtt R. Ehrlich         One Landmark Square, 22nd Floor  66      Trustee                   Since March 2005
                         Stanford, CT 06901

Jay N. Goldberg          660 Madison Avenue               64      Trustee                   Since May 2000
                         New York, NY  10021

Matthew Hemberger        650 Fifth Avenue                 45      Vice President and
                         New York, NY 10019                       Chief Compliance Officer

*    Messrs  Orrico and Ackerman are "interested persons" of  the Trust within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

Each Trustee oversees one portfolio of the Trust. The principal occupations of the Trustees and executive officers of the Fund during the past five years and public directorships held by the Trustees are set forth below:

John S. Orrico is General Partner of the Adviser. Prior to January 2000, he was Portfolio Manager to private trusts and entities at Lindemann Capital Partners, L.P. (a financial management firm).

Joel C. Ackerman is currently a consultant to the Fund's Adviser. During 2003, he was a Partner in Crossroads Investments LP and a Partner with LRL Capital (hedge fund). Prior to September 2002, he was a Partner of Ardsley Partners (hedge fund).

John C. Alvarado is a Managing Member of Power Capital Partners, LLC which is a financial advisory and consulting firm. He is currently Chief Financial Officer of Wax Inc. (men's retail apparel), a Managing Director of Energy Finance Merchants, LLC, and Managing Member of Gordon Alvarado LLC. From 1995 to 2000, he was senior Vice President, Co-Founder and Partner of Stratum Group LP, which is private a equity investment firm.

Jay N. Goldberg is Senior Managing Director of Hudson Ventures (a venture capital company).

Matthew Hemberger is Chief Compliance Officer of the Adviser and Chief Compliance Officer to the Trust. Prior to March 2001, he was an Analyst, Assistant Portfolio Manager, and CFO at Lindemann Capital Partners, L.P.

Additional information about members of the Board of Trustees and Officers is available in the Statement of Additional Information (SAI). To obtain a free copy of the SAI, please call 1-800-295-4485.

                                [GRAPHIC OMITTED]

                               THE ARBITRAGE FUND

                        A SERIES OF THE ARBITRAGE FUNDS


                         ADVISER  WATER ISLAND CAPITAL, LLC
                                  650 Fifth Avenue, 6th Floor
                                  New York, NY  10019

                     DISTRIBUTOR  SEI INVESTMENTS DISTRIBUTION CO.
                                  Oaks, PA 19456

                  TRANSFER AGENT  DST SYSTEMS, INC.
                                  P.O. Box 219842
                                  Kansas City, MO 64121-9842

                       CUSTODIAN  MELLON BANK, N.A.
                                  One Mellon Bank Center
                                  Pittsburgh, PA 15258

ITEM 2. CODE OF ETHICS.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. Pursuant to Item 11(a)(1), a copy of registrant's code of ethics is filed as an exhibit to this Form N-CSR. During the period covered by this report, the code of ethics has not been amended. The registrant has not granted any waivers, including implicit waivers, from the provisions of the code of ethics.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on its audit committee. The name of the audit committee financial expert is John C. Alvarado. Mr. Alvarado is "independent" for purposes of this Item.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     (a) AUDIT FEES. The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $xx,xxx with respect to the registrant's fiscal year ended May 31, 2005. The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $15,500 with respect to the registrant's fiscal year ended May 31, 200.


     (b) AUDIT-RELATED FEES. No fees were billed in either of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item.


     (c) TAX FEES. No fees were billed in either of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.


     (d) ALL OTHER FEES. No fees were billed in either of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.


     (e)(1) The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

     (e)(2) None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph
            (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

     (f) Less than 50% of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.


     (g) No non-audit fees were billed in either of the last two fiscal years by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.


     (h) The principal accountant has not provided any non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable [schedule filed with Item 1]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

ITEM 10. CONTROLS AND PROCEDURES.

(a)(1) Based on his evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer has concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to him by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(a)(2) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Attached hereto

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(b)   Certifications   required  by  Rule   30a-2(b)   under  the  Act  (17  CFR
270.30a-2(b)): Attached hereto





Exhibit 99.CODE ETH       Code of Ethics

Exhibit 99.CERT           Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT        Certifications required by Rule 30a-2(b) under the Act

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)   The Arbitrage Funds
             --------------------------------------------------------------



By (Signature and Title)*    /s/ John S. Orrico
                           --------------------------------------------

                           John S. Orrico, President and Treasurer

Date          July xx, 2005
      -----------------------------




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.





By (Signature and Title)*    /s/ John S. Orrico
                           --------------------------------------------

                           John S. Orrico, President and Treasurer


Date          July xx, 2005
      -----------------------------




* Print the name and title of each signing officer under his or her signature.